UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington DC 20549

                            FORM 13F

                        FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name   : Baillie Gifford & Co  Limited
Address: 1 Rutland Court
         EDINBURGH
         EH3 8EY
         SCOTLAND
         UK

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables , are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name  : Edward Hocknell
Title : Partner
Phone : 131 222 4015
Signature, Place and Date of Signing: Edward Hocknell, Edinburgh, 13th AUGUST
1999

Report type (Check only one.):
[ ] 13F HOLDINGS REPORT

[x ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager
Baillie Gifford & co Limited
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCAHNGE ACT OF 1934.